LONG-TERM DEBT (Details 1) (CAD) In Millions, unless otherwise specified	Dec. 31, 2012
Recourse Debt [Member]
2013	6.6
2014	1.6
2015	0
2016	34.8
2017	272.7
Thereafter	0
Long-term Debt	315.7
Non Recourse Debt [Member]
2013	0
2014	0
2015	0
2016	95.0
2017	0
Thereafter	18.8
Long-term Debt	113.8